Shareholders' Equity and Regulatory Matters - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Reserve on deposit liabilities		$ 1,700,000
Shares repurchased during period		75,709	69,938
Preferred Stock Series B [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Issued	$ 7,900,000
Dividends rate	5.30%
Sale	$ 7,900,000
Total issuance costs	$ 113,000
Voting rights		The preferred stock has no voting rights
Preferred Stock Series C [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Issued				$ 2,800,000
Dividends rate				5.30%
Sale				$ 2,800,000
Total issuance costs				$ 23,000
Voting rights		The preferred stock has no voting rights
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
capital to risk-weighted assets		8.00%
Tier 1 leverage ratio		4.00%
capital conservation buffer risk-weighted assets		0.625%
capital conservation buffer risk-weighted assets addition per year		0.625%
capital conservation buffer risk-weighted assets, 2019		2.50%
capital conservation buffer risk-weighted assets end date		Jan. 01, 2016
Basel III [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
common equity Tier 1 capital to risk-weighted assets		4.50%
Tier 1 capital to risk-weighted asset		4.00%
Basel III [Member] | Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital to risk-weighted asset		6.00%